Subsequent Events - Additional Information (Detail) - Mar. 14, 2023 - Subsequent Event [Member]	$ / shares	¥ / shares
Subsequent Event [Line Items]
Dividend , per share | (per share)	$ 0.215	¥ 1.48
Dividends Payable, date to be paid	May 05, 2023
Dividends Payable, date of record	Apr. 13, 2023